Selected Statements of Income Data	6 Months Ended
Jun. 30, 2017
Selected Statements of Income Data [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 11:-	SELECTED STATEMENTS OF INCOME DATA

Financial income, net:

	Six months ended June 30,
	2017	2016
	Unaudited
Financial income:

Interest on bank deposits and other	$36	$126
Foreign currency translation differences	1,332	192
Interest on marketable securities	902	512
	2,270	830
Financial expenses:

Bank charges	(148)	(136)
Foreign currency translation differences	(1,752)	(377)
Amortization of premium and accretion of discount on marketable securities	(277)	(221)
	(2,177)	(734)

Total financial income	$93	$96